Goodwill - Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	$ 915,705,369	$ 917,352,974
Transfer	0
Foreign Currency Translation	5,372,829	(1,647,605)
Closing balance	921,078,198	915,705,369
Enel Colina S.A. [Member] | Enel Colina S.A. [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	2,240,478	2,240,478
Transfer	0
Foreign Currency Translation	0
Closing balance	2,240,478	2,240,478
Enel Distribucion Chile S.A. [Member] | Enel Distribucion Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	128,374,362	128,374,362
Transfer	(37,912,005)
Foreign Currency Translation	0
Closing balance	90,462,357	128,374,362
Enel Transmisin Chile S.A. [Member] | Enel Transmisin Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	0
Transfer	37,912,005
Foreign Currency Translation	0
Closing balance	37,912,005	0
Enel Generacin Chile S.A. [Member] | Enel Generacion Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	756,642,815	756,642,815
Transfer	0
Foreign Currency Translation	0
Closing balance	756,642,815	756,642,815
Almeyda Solar Spa [Member] | Enel Green Power Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	20,625,818	21,820,403
Transfer	(20,625,818)
Foreign Currency Translation	0	(1,194,585)
Closing balance	0	20,625,818
Enel Green Power Chile S.A. [Member] | Enel Green Power Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	0
Transfer	20,625,818
Foreign Currency Translation	3,895,532
Closing balance	24,521,350	0
Geotrmica del Norte [Member] | Enel Green Power Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	77,445	81,930
Transfer	0
Foreign Currency Translation	14,627	(4,485)
Closing balance	92,072	77,445
Parque Elico Talinay Oriente [Member] | Enel Green Power Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	7,744,451	8,192,986
Transfer	0
Foreign Currency Translation	1,462,670	(448,535)
Closing balance	$ 9,207,121	$ 7,744,451